FURNITURE AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
FURNITURE AND EQUIPMENT
Furniture and equipment - gross	$ 1,720,383	$ 1,178,364
Less accumulated depreciation	(1,155,356)	(1,068,308)
Furniture and equipment - net	565,027	110,056
Depreciation expense	100,000	100,000
Furniture and equipment
FURNITURE AND EQUIPMENT
Furniture and equipment - gross	41,200	41,200
Estimated useful lives	7 years
Computer software
FURNITURE AND EQUIPMENT
Furniture and equipment - gross	1,174,169	1,137,164
Estimated useful lives	3 years
Work in process
FURNITURE AND EQUIPMENT
Furniture and equipment - gross	$ 505,014